Schedule of warrant activities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants Outstanding, Beginning balance	8,917,250
Average Remaining Contractual Life,	4 years 10 months 17 days
Warrants Outstanding, Ending balance	8,917,250	8,917,250
Warrant [Member]
Warrants Outstanding, Beginning balance	8,917,250
Ordinary Shares Issuable, Beginning balance	4,458,625
Weighted Average Exercise Price, Beginning balance	$ 11.50	$ 11.50
Average Remaining Contractual Life,	4 years 7 months 17 days	4 years 10 months 17 days
Warrants Outstanding, Granted		8,917,250
Ordinary Shares Issuable, Granted		4,458,625
Weighted Average Exercise Granted
Weighted Average Exercise Granted		$ 11.50
Warrants Outstanding, Ending balance	8,917,250	8,917,250
Ordinary Shares Issuable, Ending balance	4,458,625	4,458,625
Weighted Average Exercise Price, Ending balance	$ 11.50	$ 11.50
Weighted Average Exercise Price, Beginning balance
Average Remaining Contractual Life,Granted		5 years
Warrants Outstanding, Forfeited
Ordinary Shares Issuable, Forfeited
Warrants Outstanding, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Ending balance		$ 11.50